Advances to suppliers (Details 2)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Subtotal		$ 453,900	$ 2,109,005
Allowance for doubtful accounts		(453,900)	0
Advances to suppliers – non-current, net		0	2,109,005
Zhejiang Longquanzhixin Commercial & Trade Co., Ltd [Member]
Subtotal	[1]	0	1,647,905
Advances to suppliers – non-current, net				$ 8,638,260	¥ 60,000,000
Zhibo Jieli Special Battery Material Co., Ltd [Member]
Subtotal	[2]	$ 453,900	$ 461,100

[1]	representing the prepayments made to ensure continuous high-quality supply and favorable purchase prices. On December 15, 2016, the Company entered into a long-term supply agreement with Zhejiang Longquanzhixin Commercial & Trade Co., Ltd. (“ZLCT”) to make an advance payment of $8,638,260 million (RMB 60,000,000) as of December 31, 2016. The purpose of the prepayment is to support ZLCT to purchase local bamboo forests (approximately 1,650 acres) and expand its operations. Meanwhile, the Company is guaranteed to receive steady supplies from ZLCT of minimum 13,000 tons of charcoal raw material annually with a fixed purchase price for the next three years. As of December 31, 2018, the advances were fully utilized.
[2]	representing the prepayments made to acquire machinery.